Segment Information (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of operating segments [abstract]
Summary of Revenue Adjusted EBITDA and EBITDA

5.1 Revenue, Adjusted EBITDA and EBITDA

Revenue, Adjusted EBITDA and EBITDA
Three months ended June 30, 2026	Europe & International	North America	Greater China	Corporate*	Eliminations**	Total
Revenue
Revenue from external customers	143,067	66,919	30,109	—	—	240,095
Intersegment revenue	540	—	—	—	(540)	—
Total segment revenue	143,607	66,919	30,109	—	(540)	240,095
Adjusted EBITDA	24,994	735	(1,463)	(23,844)	—	422
Share-based compensation expense	(611)	(336)	(189)	(2,365)	—	(3,501)
Restructuring costs(1)	(6)	—	—	(729)	—	(735)
Strategic review of Greater China business(2)	—	—	(817)	—	—	(817)
Non-controlling interests	—	—	(53)	—	—	(53)
EBITDA	24,377	399	(2,522)	(26,938)	—	(4,684)
Finance income and (expenses), net	—	—	—	—	—	(13,394)
Depreciation and amortization	—	—	—	—	—	(12,627)
Loss before tax	—	—	—	—	—	(30,705)

Three months ended June 30, 2025	Europe & International	North America	Greater China	Corporate*	Eliminations**	Total
Revenue
Revenue from external customers	118,193	63,185	26,976	—	—	208,354
Intersegment revenue	455	—	—	—	(455)	—
Total segment revenue	118,648	63,185	26,976	—	(455)	208,354
Adjusted EBITDA	24,261	(2,369)	(636)	(24,819)	—	(3,563)
Share-based compensation expense	(515)	(328)	(334)	(2,276)	—	(3,453)
Restructuring costs(1)	(471)	(585)	(42)	(295)	—	(1,393)
Strategic review of Greater China business(2)	—	—	(1,378)	—	—	(1,378)
Non-controlling interests	—	—	(35)	—	—	(35)
EBITDA	23,275	(3,282)	(2,425)	(27,390)	—	(9,822)
Finance income and (expenses), net	—	—	—	—	—	(31,916)
Depreciation and amortization	—	—	—	—	—	(12,294)
Loss before tax	—	—	—	—	—	(54,032)

Six months ended June 30, 2026	Europe & International	North America	Greater China	Corporate*	Eliminations**	Total
Revenue
Revenue from external customers	279,863	129,109	59,448	—	—	468,420
Intersegment revenue	1,236	—	—	—	(1,236)	—
Total segment revenue	281,099	129,109	59,448	—	(1,236)	468,420
Adjusted EBITDA	56,562	1,394	(2,230)	(50,341)	—	5,385
Share-based compensation expense	(1,149)	(601)	(643)	(3,977)	—	(6,370)
Restructuring costs(1)	32	(106)	—	(997)	—	(1,071)
Strategic review of Greater China business(2)	—	—	(947)	—	—	(947)
Non-controlling interests	—	—	(176)	—	—	(176)
EBITDA	55,445	687	(3,996)	(55,315)	—	(3,179)
Finance income and (expenses), net	—	—	—	—	—	(14,298)
Depreciation and amortization	—	—	—	—	—	(25,481)
Loss before tax	—	—	—	—	—	(42,958)

Six months ended June 30, 2025	Europe & International	North America	Greater China	Corporate*	Eliminations**	Total
Revenue
Revenue from external customers	225,858	123,071	56,955	—	—	405,884
Intersegment revenue	1,144	—	—	—	(1,144)	—
Total segment revenue	227,002	123,071	56,955	—	(1,144)	405,884
Adjusted EBITDA	39,797	(1,240)	982	(46,833)	—	(7,294)
Share-based compensation expense	(983)	(686)	(723)	(4,653)	—	(7,045)
Restructuring costs(1)	(471)	(1,253)	(42)	(459)	—	(2,225)
Strategic review of Greater China business(2)	—	—	(1,378)	—	—	(1,378)
Closure of production facility(3)	846	—	—	—	—	846
Non-controlling interests	—	—	(136)	—	—	(136)
EBITDA	39,189	(3,179)	(1,297)	(51,945)	—	(17,232)
Finance income and (expenses), net	—	—	—	—	—	(22,505)
Depreciation and amortization	—	—	—	—	—	(23,475)
Loss before tax	—	—	—	—	—	(63,212)

* Corporate consists of general costs not allocated to the segments.

** Eliminations in 2026 refers to intersegment revenue for sales of products from Europe & International to Greater China and North America. Eliminations in 2025 refers to intersegment revenue for sales of products from Europe & International to Greater China.

(1) Relates primarily to severance costs as the Group adjusts its organizational structure.

(2) Relates to costs for the strategic review of the Greater China segment.

(3) Relates to reversal of previously recognized exit costs related to closure of the Group’s production facility in Singapore.

Summary of Non-current Assets by Country

Non-current assets for this purpose consist of property, plant and equipment and right-of-use assets.

	June 30, 2026	December 31, 2025
Sweden	120,850	127,151
China	88,374	92,694
US	74,846	79,455
The Netherlands	29,512	32,002
Other	1,496	1,293
Total	315,078	332,595

Summary of Revenue from External Customers

5.3 Revenue From External Customers, Broken Down by Location of the Customers

The Group is domiciled in Sweden. The amount of its revenue from external customers, broken down by location of the customers, is shown in the table below.

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
US	65,077	61,552	125,620	120,346
Germany	39,061	30,910	76,376	59,803
UK	36,889	36,788	73,241	68,601
China	29,869	26,595	59,092	56,234
Sweden	13,050	11,909	26,509	23,219
The Netherlands	7,773	6,943	15,963	13,909
Switzerland	5,258	3,803	10,787	7,593
Finland	4,240	4,638	8,876	9,135
Other	38,878	25,216	71,956	47,044
Total	240,095	208,354	468,420	405,884

There are no countries that individually make up greater than 10% of total revenue included in “Other”.

5.4 Revenue From External Customers, Broken Down by Channel and Segment

Revenue from external customers, broken down by channel and segment, is shown in the table below.

Three months ended June 30, 2026	Europe & International	North America	Greater China	Total
Retail	110,449	42,096	10,278	162,823
Foodservice	31,840	24,491	16,188	72,519
Other	778	332	3,643	4,753
Total	143,067	66,919	30,109	240,095

Three months ended June 30, 2025	Europe & International	North America	Greater China	Total
Retail	93,594	37,219	6,357	137,170
Foodservice	23,783	25,602	16,821	66,206
Other	816	364	3,798	4,978
Total	118,193	63,185	26,976	208,354

Six months ended June 30, 2026	Europe & International	North America	Greater China	Total
Retail	219,236	82,290	18,311	319,837
Foodservice	59,455	45,909	34,757	140,121
Other	1,172	910	6,380	8,462
Total	279,863	129,109	59,448	468,420

Six months ended June 30, 2025	Europe & International	North America	Greater China	Total
Retail	179,034	73,243	10,290	262,567
Foodservice	45,085	49,113	39,625	133,823
Other	1,739	715	7,040	9,494
Total	225,858	123,071	56,955	405,884

Summary of Revenue from External Customers, Broken Down by Channel and Segment

5.4 Revenue From External Customers, Broken Down by Channel and Segment

Revenue from external customers, broken down by channel and segment, is shown in the table below.

Three months ended June 30, 2026	Europe & International	North America	Greater China	Total
Retail	110,449	42,096	10,278	162,823
Foodservice	31,840	24,491	16,188	72,519
Other	778	332	3,643	4,753
Total	143,067	66,919	30,109	240,095

Three months ended June 30, 2025	Europe & International	North America	Greater China	Total
Retail	93,594	37,219	6,357	137,170
Foodservice	23,783	25,602	16,821	66,206
Other	816	364	3,798	4,978
Total	118,193	63,185	26,976	208,354

Six months ended June 30, 2026	Europe & International	North America	Greater China	Total
Retail	219,236	82,290	18,311	319,837
Foodservice	59,455	45,909	34,757	140,121
Other	1,172	910	6,380	8,462
Total	279,863	129,109	59,448	468,420

Six months ended June 30, 2025	Europe & International	North America	Greater China	Total
Retail	179,034	73,243	10,290	262,567
Foodservice	45,085	49,113	39,625	133,823
Other	1,739	715	7,040	9,494
Total	225,858	123,071	56,955	405,884